GENERAL	6 Months Ended
Jun. 30, 2026
Disclosure Of General Information About Financial Statements [Abstract]
GENERAL [Text Block]
NOTE 1 -	GENERAL

A.	Corporate information

IM Cannabis Corp. (the “Company” or “IMCC”) is listed for trading on the Nasdaq Capital Market, commencing from March 1, 2021, under the ticker symbol “IMCC”. IMCC’s main office is in Kibbutz Glil-Yam, Israel. On June 2, 2025, the common shares of the Company were voluntary delisted from trading on the Canadian Securities Exchange (the “CSE”).

The Company and its subsidiaries (collectively, the “Group”) operate as one reporting unit in geographical reporting segments (see also Note 7 below). Most of the Group’s revenue is generated from sales of medical cannabis products to customers in Israel and Germany. The remaining revenue is generated from sales of other products to customers in Israel and Germany.

In Israel, IMCC operates in the field of medical cannabis through several pharmacies and trade houses specializing in medical cannabis pursuant to the Israeli Dangerous Drugs Ordinance (New Version), 1973 (the “Dangerous Drugs Ordinance”) and the related regulations issued by IMCA.

In Europe, IMCC operates through German-based subsidiary which is an EU-GMP-certified medical cannabis producer and distributor with wholesale, narcotics handling, manufacturing, procurement, storage and distribution licenses granted by German regulatory authorities that allow for import or export capability with requisite permits.

The Company and its subsidiaries do not engage in any U.S. cannabis-related activities as defined in Canadian Securities Administrators Staff Notice 51-352.

B.	Definitions

In these financial statements:

The Company	-	IM Cannabis Corp.

The Group	-	IM Cannabis Corp., its Subsidiaries

Subsidiaries	-	Companies that are controlled by the Company (as defined in IFRS 10) and whose accounts are consolidated with those of the Company

CAD or $	-	Canadian Dollar

US$	-	United States dollar

EUR	-	EURO

NIS	-	New Israeli Shekel

C.	Impact of potential Germany's legalization of cannabis

In October 2025, the German federal cabinet approved a draft legislative amendment that, if enacted as currently proposed, would (i) require in-person physician consultations for the prescription of cannabis flowers and (ii) prohibit mail-order distribution of cannabis flowers within Germany, permitting delivery only via pharmacy couriers. The timing, scope and final form of such legislation remain uncertain.

If implemented, these changes could materially adversely affect the Company’s German operations, including by limiting distribution channels and reducing patient accessibility, which may, in turn, negatively impact revenues and operating results.

D.	Liquidity and capital resources and going concern

The Company devotes substantially all its efforts to commercialization of its medical cannabis products, which are expected to require substantial further expenditures. Thus, the Company is raising debts and/or capital for such purposes. As of June 30, 2026, the Group has negative working capital, accumulated deficit and total shareholders’ deficit of $13,062, $276,739 and $5,539, respectively. In addition, during the period of six months ended June 30, 2026, the Group had a loss from operating activities of $6,852.

During the periods reported, the Group’s operating expenses included various assumptions concerning the level and timing of cash receipts from sales and cash outlays for operating expenses and capital expenditure, of which the Company executed a cost-saving plan, to allow continuing of operations and meet its cash obligations. The cost saving plan consisted of cost reduction due to efficiencies and synergies, which include mainly (i) reduction in payroll and headcount, (ii) reduction in compensation paid to key management personnel (including key executives layoffs), (iii) operational efficiencies and reduction in capital expenditures and (iv) establishment of new and efficient supply chains to support its activities in Germany. To date, the Company continues to closely monitor its expenses.

Management plans to finance its operations through (i) sales of its medical cannabis products in Israel and on a larger scale in the German territory, resulting from Germany’s legalization of cannabis on April 1, 2024, which facilitated the access to medical cannabis prescriptions for patients and legalizes non-profit social clubs starting July 1, 2024. However, the legislation in Germany might be subject to future changes that may have significant adverse effect of the Company (see Note 1D above regarding to potential regulatory change of Germany’s legalization of cannabis), (ii) sales of equity and/or raising debts (including shelf registration statement on Form F-3 that was declared effective on July 11, 2025 by the U.S. Securities and Exchange Commission (“SEC”) which allows the Company to register up to US$50,000 thousand (see Note 3B below regarding to registration of certain securities issued through promissory notes and warrants offerings) of certain equity and/or debt securities of the Company through prospectus supplement). However, there is no assurance that additional capital and financing will be available to the Group, and even if available, whether it will be in terms acceptable to the Group or in the required amounts, and through (iii) exploring additional business activities with the goal of enhancing long-term growth opportunities. These plans do not constitute firm commitments and are subject to market conditions, regulatory developments, and execution risks.

For more information regarding the funds raising through debts and/or capital transactions, see Note 3A, Note 3B and Note 8A below, respectively.

These conditions raise uncertainties that cast significant doubt as to whether the Company will be able to continue as a going concern. The consolidated financial statements do not include any adjustments relating to recoverability and classification of assets or liabilities that might be necessary should the Company be unable to continue as a going concern.

E.	Impact of the security situation on the Group’s business activity

On October 7, 2023, the State of Israel was attacked by the terrorist organization Hamas, and as a result, Israel declared a state of war and a large-scale reserve call-up (hereinafter - the “War”). At the same time, a front also opened on the northern border against the terrorist organization Hezbollah. Since that time, Israel has been in a state of war, with its intensity and scope changing from time to time. The war is an extraordinary event with security and economic implications, the extent and outcome of which cannot be predicted. In response to the war, Israel took significant measures to protect the security of its citizens, which have a notable impact on economic and business activity in the country and on some of the reporting entities. In October 2025, a ceasefire agreement was signed and following it the fighting subsided on most fronts.

On February 28, 2026, Israel launched Operation “Lion’s Roar,” which included a joint attack by Israel and the United States against government and military targets in Iran. In response, Iran fired missiles and drones at Israel and other countries in the region. Following these developments, the terrorist organization Hezbollah started firing at Israel, which responded by expanding the fighting front along the northern border. As a result, a state of emergency was declared in the country, leading to consequences and restrictions on the Israeli economy, including, among other things, partial or full business closures, a “closed skies” policy, restrictions on gatherings in workplaces and the education system, and a decrease in the workforce, partly due to the mobilization of reservists. Amid the escalation, Iran closed the Strait of Hormuz, a crucial maritime transport route, which led the United States to impose a naval blockade to prevent Iranian vessels from moving. Consequently, there were disruptions in oil supply volumes and an increase in oil prices.

On April 8, 2026, a temporary ceasefire was formed between the United States and Iran, and the parties began stages of negotiations to form a permanent agreement. Following that, on April 13, 2026, a ceasefire was also declared on the northern border, and Israel started negotiations with Lebanon, but despite that, fighting continues on the northern border, mainly in southern Lebanon.

The Company's management is continuously monitoring the developments regarding the War and is acting in accordance with the guidelines of the various authorities. The Company suffered a negative impact from the War commencing the last quarter of 2023. The Company has experienced damage to its ability to function, affecting various aspects, including employees, supplies, imports, sales, and more.

F.	Approval of consolidated financial statements

These interim condensed consolidated financial statements were authorized for issue by the Company’s Board on August 12, 2026.